Long-Term Debt And Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Long-Term Debt and Short-Term Borrowings
Schedule of Long-Term Debt

(Millions) Description / 2010 Principal Amount	Currency/ Fixed vs. Floating	Effective Interest Rate	Final Maturity Date	2010	2009
Eurobond (775 million Euros)	Euro Fixed	4.30%	2014	$1,055	$898
Medium-term note ($850 million)	USD Fixed	4.42%	2013	849	849
Medium-term note ($800 million)	USD Floating	3.24%	2011	806	801
30-year bond ($750 million)	USD Fixed	5.73%	2037	747	747
Eurobond (250 million Euros)	Euro Floating	1.18%	2014	357	623
Medium-term note ($500 million)	USD Fixed	4.67%	2012	500	500
30-year debenture ($330 million)	USD Fixed	6.01%	2028	349	350
Dealer Remarketable Securities	USD Fixed	—%	2010	—	350
Convertible notes ($252 million)	USD Fixed	0.50%	2032	226	225
Japan borrowing (11.6 billion Japanese Yen)	JPY Floating	0.76%	2011	142	—
Canada borrowing (100.5 million Canadian Dollar)	CAD Floating	1.80%	2012	101	—
Floating rate note ($100 million)	USD Floating	0.00%	2041	100	100
Floating rate note ($60 million)	USD Floating	0.00%	2044	60	60
Other borrowings	Various	0.08%	2011-2040	76	116
Total long-term debt				$5,368	$5,619
Less: current portion of long-term debt				1,185	522
Long-term debt (excluding current portion)				$4,183	$5,097

Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt

(Millions)	Effective Interest Rate	2010	2009
Current portion of long-term debt	2.41%	$1,185	$522
U.S. dollar commercial paper	—	—	—
Other borrowings	2.47%	84	91
Total short-term borrowings and current portion of long-term debt		$1,269	$613

Schedule of Weighted-Average Effective Interest Rate

	Total
At December 31	2010	2009
Short-term	2.41%	4.51%
Long-term	4.22%	4.04%

Schedule of Maturities of long-term debt

2011	2012	2013	2014	2015	After 2015	Total
$1,185	$752	$922	$1,413	$—	$1,096	$5,368